Prepayments and Other Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Prepayments and Other Assets [Abstract]
Prepayments and other assets

Note 16. Prepayments and other assets

	Consolidated
	December 2024	June 2024
	$	$
Current assets
Prepaid Expenses	33,088	33,088
Advance for equipment	19,838	19,838
Prepayment*	1,207,683	42,774
Advance payments to vendors for supply of raw materials	31,773	—
Other deposits**	295,139	—
	1,587,521	95,700

*        Prepayment majorly consist of D&O insurance

**      Other deposits consist of the deposit paid to Asiana Trading corporation

Note 19. Prepayments and other assets

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current assets
Marketing and promotion	16,070	3,787
Advance for equipment	19,838	34,503
Prepaid expenses	59,792	33,088
Advance payments to vendors for supply of raw materials	—	79,880
	95,700	151,258